Segment data (Geographic Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net revenues
Sales to external customers	¥ 28,403,118	¥ 27,234,521	¥ 25,691,911
Total net revenues	28,403,118	27,234,521	25,691,911
Operating expenses	25,549,147	24,483,957	23,399,799
Operating income	2,853,971	2,750,564	2,292,112
Assets	47,427,597	47,729,830	41,437,473
Long-lived assets	9,740,417	9,295,719	7,641,298
Geography Eliminations
Net revenues
Inter-segment sales and transfers	(7,283,744)	(7,125,714)	(6,661,930)
Total net revenues	(7,283,744)	(7,125,714)	(6,661,930)
Operating expenses	(7,300,860)	(7,105,874)	(6,621,292)
Operating income	17,116	(19,840)	(40,638)
Assets	6,906,161	6,004,320	5,163,401
Japan | Reportable Geographical Components
Net revenues
Sales to external customers	8,588,437	8,338,881	8,532,875
Inter-segment sales and transfers	6,171,051	6,064,986	5,764,595
Total net revenues	14,759,488	14,403,867	14,297,470
Operating expenses	13,081,966	12,832,391	12,787,305
Operating income	1,677,522	1,571,476	1,510,165
Assets	14,291,434	14,466,432	13,231,184
Long-lived assets	3,210,376	3,062,463	2,945,247
North America | Reportable Geographical Components
Net revenues
Sales to external customers	10,822,772	9,430,450	7,938,615
Inter-segment sales and transfers	229,198	247,146	178,484
Total net revenues	11,051,970	9,677,596	8,117,099
Operating expenses	10,523,151	9,093,077	7,791,047
Operating income	528,819	584,519	326,052
Assets	16,622,979	16,961,700	13,720,958
Long-lived assets	4,958,989	4,632,536	3,276,273
Europe | Reportable Geographical Components
Net revenues
Sales to external customers	2,507,292	2,690,803	2,614,070
Inter-segment sales and transfers	154,039	157,491	110,889
Total net revenues	2,661,331	2,848,294	2,724,959
Operating expenses	2,588,915	2,767,176	2,666,731
Operating income	72,416	81,118	58,228
Assets	2,612,210	2,640,054	2,576,806
Long-lived assets	309,657	301,736	318,872
Asia | Reportable Geographical Components
Net revenues
Sales to external customers	4,475,623	4,531,178	4,475,382
Inter-segment sales and transfers	528,236	450,062	402,290
Total net revenues	5,003,859	4,981,240	4,877,672
Operating expenses	4,554,670	4,559,458	4,481,935
Operating income	449,189	421,782	395,737
Assets	4,415,700	4,753,850	4,013,429
Long-lived assets	869,989	874,207	725,924
Other Countries | Reportable Geographical Components
Net revenues
Sales to external customers	2,008,994	2,243,209	2,130,969
Inter-segment sales and transfers	201,220	206,029	205,672
Total net revenues	2,210,214	2,449,238	2,336,641
Operating expenses	2,101,305	2,337,729	2,294,073
Operating income	108,909	111,509	42,568
Assets	2,579,113	2,903,474	2,731,695
Long-lived assets	¥ 391,406	¥ 424,777	¥ 374,982